PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Disposal of property and equipment	$ 9,620,453				$ 9,620,453
Depreciation		$ 604,882	$ 744,809	2,726,348	6,586,036
Impairment loss					204,026
Gain on disposal of property and equipment				325,761	249,532
Impairment loss		$ 12,375		$ (511,947)	$ 249,532